File Nos. 333-255200

As filed with the Securities and Exchange Commission on August 19, 2021
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ___	□
Post-Effective Amendment No. 1	☒
(Check appropriate box or boxes)

PIONEER SERIES TRUST IV
(Exact Name of Registrant as Specified in Charter)

60 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices) (Zip Code)
Registrant's Telephone Number, including Area Code: (617) 742-7825

Terrence J. Cullen, Amundi Asset Management US, Inc.
60 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)
Copies to: Roger P. Joseph, Esq.
Morgan, Lewis & Bockius LLP
One Federal Street, Boston, Massachusetts 02110

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement
Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended, which permits registration of an indefinite number of securities.
Title of Securities Being Registered: Shares of beneficial interest of Pioneer Securitized Income Fund, a series of the Registrant.
This filing will become effective on August 19, 2021, pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

PART C - OTHER INFORMATION
PIONEER SECURITIZED INCOME FUND
PIONEER SERIES TRUST IV
Item 15. Indemnification
No change from the information set forth in Item 30 of the most recently filed Registration Statement of Pioneer Securitized Income Fund (the “Registrant”), a series of Pioneer Series Trust IV, on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 333-126384 and 811-21781), as filed with the Securities and Exchange Commission on June 17, 2021 (Accession No. 0001193125-21-193117), which information is incorporated herein by reference.
Item 16. Exhibits
(1)(a)	Amended and Restated Agreement and Declaration of Trust (January 12, 2016) (8)
(1)(b)	Schedules A and B to Amended and Restated Agreement and Declaration of Trust (12)
(1)(c)	Certificate of Trust (1)
(2)	Amended and Restated By-Laws (5)
(3)	Not Applicable
(4)	Form of Agreement and Plan of Reorganization (13)
(5)	Reference is made to Exhibits (1) and (2) hereof
(6)(a)	Management Agreement with Amundi Asset Management US, Inc. (14)
(6)(b)	Expense Limit Agreement (14)
(7)(a)	Underwriting Agreement with Amundi Distributor US, Inc. (July 3, 2017) (10)
(7)(b)	Dealer Sales Agreement (4)
(8)	Not Applicable
(9)(a)	Custodian Agreement with Brown Brothers Harriman & Co. (3)
(9)(b)	Amended Appendix A to Custodian Agreement (November 1, 2020) (11)
(9)(c)	Amendment to Custodian Agreement (May 31, 2016) (7)
(10)	Not Applicable
(11)	Opinion of Counsel (legality of securities being offered) (13)
(12)	Final opinion as to tax matters and consent (**)
(13)(a)	Transfer Agency Agreement (November 2, 2015) (8)
(13)(b)	Amended and Restated Administration Agreement (November 1, 2020) (11)
(13)(c)	Administrative Agency Agreement (March 5, 2012) (6)
(13)(d)	Appendix A to Administrative Agency Agreement (November 1, 2020) (11)
(14)	Consent of Independent Registered Public Accounting Firm (13)
(15)	Not Applicable
(16)	Powers of Attorney (13)
(17)(a)	Code of Ethics of the Pioneer Funds (August 2020) (11)
(17)(b)	Prospectus of Pioneer Securitized Income Fund dated December 1, 2020, as supplemented and Statement of Additional Information of Pioneer Securitized Income Fund dated December 1, 2020, as supplemented (13)
(17)(c)	Annual Report of Pioneer Securitized Income Fund for the fiscal year ended July 31, 2020 (13)
(17)(d)	Semi-Annual Report of Pioneer Securitized Income Fund for the fiscal period ended January 31, 2021 (13)

(1)	Previously filed. Incorporated herein by reference from the exhibits filed with the Registrant's Initial Registration Statement on Form N-1A (File Nos.333-126384 and 811-21781), as filed with the Securities and Exchange Commission on July 5, 2005 (Accession No. 0001331854-05-000004).
(2)	Previously filed. Incorporated herein by reference from the exhibits filed with Initial Registration Statement on Form N-14 (File No. 333-135475), as filed with the Securities and Exchange Commission on June 29, 2006 (Accession No. 0001331854-06-000023).
(3)	Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 333-135475), as filed with the Securities and Exchange Commission on November 6, 2006 (Accession No. 0001331854-06-000044).
(4)	Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 333-135475), as filed with the Securities and Exchange Commission on November 28, 2007 (Accession No. 0001145443-07-003718).
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(5)	Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A (File No. 333-135475), as filed with the Securities and Exchange Commission on November 26, 2008 (Accession No. 0001331854-08-000005).
(6)	Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A (File No. 333-135475), as filed with the Securities and Exchange Commission on November 28, 2012 (Accession No. 0001331854-12-000005).
(7)	Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A (File No. 333-135475), as filed with the Securities and Exchange Commission on November 25, 2014 (Accession No. 0001331854-14-000007).
(8)	Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (File No. 333-135475), as filed with the Securities and Exchange Commission on November 22, 2016 (Accession No. 0001331854-16-000062).
(9)	Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A (File No. 333-135475), as filed with the Securities and Exchange Commission on March 29, 2017 (Accession No. 0000276776-17-000025).
(10)	Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A (File No. 333-126384), as filed with the Securities and Exchange Commission on November 27, 2017 (Accession No. 0001331854-17-000008).
(11)	Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A (File No. 333-126384), as filed with the Securities and Exchange Commission on November 24, 2020 (Accession No. 0001193125-20-302603).
(12)	Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A (File No. 333-126384), as filed with the Securities and Exchange Commission on April 9, 2021 (Accession No.. 0001193125-21-111677).
(13)	Previously filed. Incorporated herein by reference from the exhibits filed with the Registrant’s Registration Statement on Form N-14 (File No. 333-255200), as filed with the SEC on April 13, 2021 (Accession No. 0001193125-21-114636).
(14)	Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A (File No. 333-126384), as filed with the Securities and Exchange Commission on June 17, 2021 (Accession No. 0001193125-21-193117).
(**)	Filed herewith.
Item 17. Undertakings
1.	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
2.	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
3.	Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
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SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the 1933 Act, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 19th day of August, 2021.
PIONEER SERIES TRUST IV
By: /s/ Lisa M. Jones

Lisa M. Jones
President
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated below on August 19, 2021:
Signature	Title
/s/ Lisa M. Jones Lisa M. Jones	President (Principal Executive Officer) and Trustee
Anthony J. Koenig, Jr.* Anthony J. Koenig, Jr.	Treasurer (Principal Financial and Accounting Officer)
John E. Baumgardner, Jr.* John E. Baumgardner, Jr.	Trustee
Diane Durnin* Diane Durnin	Trustee
Benjamin M. Friedman* Benjamin M. Friedman	Trustee
Craig C. MacKay* Craig C. MacKay	Trustee
Lorraine H. Monchak* Lorraine H. Monchak	Trustee
Thomas J. Perna* Thomas J. Perna	Chairman of the Board and Trustee
Marguerite A. Piret* Marguerite A. Piret	Trustee
Fred J. Ricciardi* Fred J. Ricciardi	Trustee
Kenneth J. Taubes* Kenneth J. Taubes	Trustee
*By: /s/ Lisa M. Jones Lisa M. Jones Attorney-In-Fact		August 19, 2021
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EXHIBIT INDEX
The following exhibit is filed as part of this Registration Statement:
Exhibit Number	Description
(12)	Final opinion as to tax matters and consent
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